                                   Law Offices

                       Stradley Ronon Stevens & Young, LLP
                        1220 19th Street, N.W., Suite 600
                              Washington, DC 20036
                                  202.822.9611

                                January 23, 2008

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

              Subject:     Nationwide Variable Insurance Trust (the "Trust")
                           File Nos. 002-73024 and 811-03213
                           Preliminary Information Statement

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14c-5(a) under the Securities  Exchange Act of 1934, as amended,  submitted electronically via the EDGAR system, please find enclosed the preliminary  copy of the  information  statement to be furnished to shareholders  of Nationwide  Multi-Manager  NVIT Small Company Fund, a series of the  Trust.  The  Preliminary  Information  Statement  relates  to a  change  in sub-adviser  approved by the Trust's  Board of Trustees  pursuant to the Trust's exemptive order. We intend to file a Definitive Information Statement and expect to commence mailing to shareholders shortly thereafter.

Please  direct any  inquiries  regarding  this filing to my  attention  at (202)
419-8416 or to Barbara A. Nugent at (215) 564-8092.

                                                Very truly yours,

                                                /s/Cillian M. Lynch
                                                Cillian M. Lynch